Employee Benefits - Schedule of Defined Benefit Cost and Liability Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Defined Benefit Cost and Liability Assumptions [Abstract]
Service cost	$ 199,996	$ 181,526	$ 268,415
Net interest expense	3,713	4,815	1,649
Administration expense	4,836	5,602	5,622
Total defined costs for the year recognized in profit or loss	208,545	191,943	275,686
Actuarial loss (gain) arising from changes in financial assumptions	526,541	275,194	(918,158)
Actuarial loss (gain) arising from experience adjustments	16,753	(154,142)	(57,377)
Actuarial gain arising from demographic assumptions		(4,346)
Return on plan assets excluding interest income	(292,846)	(151,389)	513,465
Total defined benefit cost for the year recognized in the other comprehensive	$ 250,448	$ (34,683)	$ (462,070)
Discount rate	0.97%	1.50%	2.20%
Future salary increases	0.85%	1.35%	1.60%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2020	BVG2020	BVG2020